UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2018

Date of reporting period:  February 28, 2018

Item 1. Report to Stockholders.

ATAC Inflation Rotation Fund – Investor Class (ATACX)

Semi-Annual Report

www.atacfunds.com	February 28, 2018

ATAC INFLATION ROTATION FUND

April 1, 2018

Dear Fellow Shareholders:

On behalf of the Pension Partners team, we would like to thank you for your investment in the ATAC Inflation Rotation Fund.

The goal of the ATAC Inflation Rotation Fund (“ATACX”) is to serve as a strategy which over time can enhance a portfolio’s risk and return characteristics.

By utilizing a buy and rotate approach which uses historical leading indicators of volatility, our Fund places a large emphasis on risk management, seeking to rotate fully into Treasuries in advance of periods of market stress.

For the six month period ended February 28, 2018, the ATAC Inflation Rotation Fund returned 8.02% versus a return of 4.65% for the Lipper Flexible Portfolio Funds Index and a return of 4.11% for the ATAC Inflation Rotation Blended Index.

For the six month period ended February 28, 2018, ATACX experienced net gains in U.S. Small Cap Equities and Emerging Market Equities. ATACX experienced net losses in U.S. Large Cap Equities, Short Duration U.S. Treasuries, and Long Duration U.S. Treasuries. ATACX’s outperformance relative to its benchmarks can be attributed to 1) concentration in Emerging Market Equities and U.S. Small Cap Equities during periods in which they outperformed the broader U.S. equity market, 2) use of leverage when exposed to Emerging Market Equities and U.S. Small Cap Equities, and 3) avoiding exposure to Long Duration U.S. Treasuries during a period in which they significantly underperformed the broader bond market.

Over a complete market cycle, it is risk management which we believe is the most effective way to compound wealth.  Compounding wealth requires positive returns and the avoidance of large losses – there is simply no other way. Importantly, one must take a longer-term view and evaluate a strategy beyond small samples, understanding the process and role that strategy has in one’s overall asset allocation policy.

Thank you again for your trust and confidence in our distinctive approach to portfolio management.

Sincerely,

Edward M. Dempsey, CFP® & Michael A. Gayed, CFA

ATAC INFLATION ROTATION FUND

Past performance is not a guarantee of future results.

Opinions expressed are those of Pension Partners, LLC and are subject to change, are not guaranteed and should not be considered investment advice.

Fund holdings are subject to change and are not recommendations to buy or sell any security.  Please see the schedule of investments for current holdings.

Mutual fund investing involves risk. Principal loss is possible. Because the Funds invest primarily in ETFs, they may invest a greater percentage of its assets in the securities of a single issuer and therefore could be considered non-diversified. If a Fund invests a greater percentage of its assets in the securities of a single issuer, its value may decline to a greater degree than if the fund held were a more diversified mutual fund. The Funds are expected to have a high portfolio turnover ratio which has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains. This means that investors will be likely to have a higher tax liability. Because the Funds invest in Underlying ETFs an investor will indirectly bear the principal risks of the Underlying ETFs, including but not limited to, risks associated with investments in ETFs, large and smaller companies, real estate investment trusts, foreign securities, non-diversification, high yield bonds, fixed income investments, derivatives, leverage, short sales and commodities. The Fund will bear its share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying funds.

All investing involves risks. Investing in emerging markets has more risk such as increased volatility, relatively unstable governments; social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries. Investing in small cap companies involve additional risks such as limited liquidity and greater volatility than large companies.

The Inflation Rotation Blended Index is a custom index comprised of a 50.00% weighting to the Bloomberg Barclays Aggregate Bond Index, a 33.33% weighting to the Russell 3000® Index, and a 16.67% weighting to the Russell Global Emerging Markets Index. The Bloomberg Barclays Aggregate Bond Index is an index composed of the total U.S. investment-grade bond market. The Russell 3000® Index is composed of 3000 large U.S. companies, as determined by market capitalization. The Russell Global Emerging Markets Index measures the performance of emerging countries equity markets based on all investable equity securities.

The Lipper Flexible Portfolio Fund Index is an equal dollar weighted index of the largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper.

One may not directly invest in an index.

The report must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, distributor.

ATAC INFLATION ROTATION FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) – As of February 28, 2018

	1 Year	3 Year	5 Year	Since Inception(1)
ATAC Inflation Rotation Fund	13.16%	8.63%	5.35%	7.22%
ATAC Inflation Rotation Blended Index(2)	10.19%	5.88%	6.73%	7.00%
Bloomberg Barclays U.S. Aggregate Bond Index(3)	0.51%	1.14%	1.71%	1.65%
Russell 3000® Index(4)	16.22%	10.59%	14.37%	14.64%
Russell Global Emerging Markets Index(5)	29.46%	9.73%	6.01%	7.34%
Lipper Flexible Portfolio Funds Index(6)	11.01%	5.61%	7.15%	7.58%

(1)	September 10, 2012.
(2)
The ATAC Inflation Rotation Blended Index consists of 50% Bloomberg Barclays U.S. Aggregate Bond Index, 33.33% Russell 3000® Index, and 16.67% Russell Global Emerging Markets Index. This Index cannot be invested in directly.

(3)	The Bloomberg Barclays U.S. Aggregate Bond Index is an index composed of the total U.S. investment grade bond market. This Index cannot be invested in directly.
(4)	The Russell 3000® Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This Index cannot be invested in directly.
(5)	The Russell Global Emerging Markets Index measures the performance of emerging countries’ equity markets based on investable equity securities. This Index cannot be invested in directly.
(6)
The Lipper Flexible Portfolio Funds Index is an equal dollar weighted index of the largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper.  This Index cannot be invested in directly.

.

ATAC INFLATION ROTATION FUND

Asset Allocation (Unaudited)
as of February 28, 2018(1)
(% of total investments)

Fund Holdings (Unaudited)
as of February 28, 2018(1)
(% of net assets)

iShares 1-3 Year Treasury Bond Fund	29.5%
iShares 3-7 Year Treasury Bond Fund	24.5%
iShares 7-10 Year Treasury Bond Fund	14.8%
SPDR Bloomberg Barclays 1-3 Month T-Bill Fund	12.7%

(1)	Fund holdings and asset allocation are subject to change and are not recommendations to buy or sell any security.

ATAC INFLATION ROTATION FUND

Expense Example (Unaudited)
February 28, 2018

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; interest expense; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 – February 28, 2018).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (9/1/2017)	Value (2/28/2018)	(9/1/2017 to 2/28/2018)
Investor Class Actual(2)(3)	$1,000.00	$1,080.20	$12.22
Investor Class Hypothetical(4)
(5% return before expenses)	$1,000.00	$1,013.04	$11.83

(1)
Expenses are equal to the Fund’s expense ratio for the most recent six-month period of 2.37%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended February 28, 2018 of 8.02%.
(3)	Excluding interest expense, the actual expenses would be $8.97.
(4)	Excluding interest expense, the hypothetical expenses would be $8.70.

ATAC INFLATION ROTATION FUND

Schedule of Investments (Unaudited)
February 28, 2018

Description	Shares	Value
EXCHANGE-TRADED FUNDS – 81.5%
iShares 1-3 Year Treasury Bond Fund*	524,912	$43,798,657
iShares 3-7 Year Treasury Bond Fund	303,322	36,416,839
iShares 7-10 Year Treasury Bond Fund	214,176	21,882,362
SPDR Bloomberg Barclays 1-3 Month T-Bill Fund	206,543	18,900,750
Total Exchange-Traded Funds
(Cost $121,281,736)		120,998,608

SHORT-TERM INVESTMENT – 19.9%
Invesco Treasury Portfolio, Institutional Class, 1.29%^
(Cost $29,585,489)	29,585,489	29,585,489
Total Investments – 101.4%
(Cost $150,867,225)		150,584,097
Other Assets and Liabilities, Net – (1.4)%		(2,052,304)
Total Net Assets – 100.0%		$148,531,793

*
Fair Value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

^	The rate shown is the annualized seven day effective yield as of February 28, 2018.

See Notes to the Financial Statements

ATAC INFLATION ROTATION FUND

Statement of Assets and Liabilities (Unaudited)
February 28, 2018

ASSETS:
Investments, at value:
(Cost: $150,867,225)	$150,584,097
Interest receivable	10,972
Receivable for capital shares sold	343,676
Prepaid expenses	23,578
Total assets	150,962,323

LIABILITIES:
Payable to investment adviser	150,798
Payable for capital shares redeemed	2,197,480
Payable for fund administration & accounting fees	19,983
Payable for compliance fees	1,977
Payable for transfer agent fees & expenses	8,914
Payable for custody fees	2,005
Payable for trustee fees	419
Payable for interest expense	38
Accrued expenses	13,162
Accrued distribution fees	35,754
Total liabilities	2,430,530

NET ASSETS	$148,531,793

NET ASSETS CONSIST OF:
Paid-in capital	$153,051,242
Accumulated undistributed net investment loss	(702,040)
Accumulated undistributed net realized loss on investments	(3,534,281)
Net unrealized depreciation on investments	(283,128)
Net Assets	$148,531,793

Shares outstanding, unlimited number of shares authorized without par value	4,741,348

Net asset value, redemption price and offering price per share	$31.33

See Notes to the Financial Statements

ATAC INFLATION ROTATION FUND

Statement of Operations (Unaudited)
For the Six Months Ended February 28, 2018

INVESTMENT INCOME:
Dividend income	$1,488,177
Interest income	19,833
Total investment income	1,508,010

EXPENSES:
Investment adviser fees (See Note 4)	724,173
Distribution fees (See Note 5)	144,835
Fund administration & accounting fees (See Note 4)	56,017
Transfer agent fees & expenses (See Note 4)	30,921
Federal & state registration fees	14,354
Custody fees (See Note 4)	8,199
Audit fees	8,165
Postage & printing fees	6,036
Compliance fees (See Note 4)	5,973
Trustee fees (See Note 4)	4,442
Legal fees	3,292
Other	3,446
Total expenses before interest expense	1,009,853
Interest expense (See Note 9)	366,445
Total expenses before waiver	1,376,298
Less: waiver from investment adviser	(1,804)
Net expenses	1,374,494

NET INVESTMENT INCOME	133,516

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	4,676,495
Net change in unrealized depreciation on investments	(2,089,858)

Net realized and unrealized gain on investments	2,586,637

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,720,153

See Notes to the Financial Statements

ATAC INFLATION ROTATION FUND

Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2018	Year Ended
	(Unaudited)	August 31, 2017
OPERATIONS:
Net investment income (loss)	$133,516	$(642,402)
Net realized gain on investments	4,676,495	12,750,018
Net change in unrealized appreciation
(depreciation) on investments	(2,089,858)	(12,746)
Net increase in net assets resulting from operations	2,720,153	12,094,870

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	76,295,420	26,379,676
Proceeds from reinvestment of distributions	7,984,211	—
Payments for shares redeemed	(17,940,374)	(33,870,103)
Redemption fees (See Note 11)	—	2,464
Net increase (decrease) in net assets resulting
from capital share transactions	66,339,257	(7,487,963)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(333,473)	—
From net realized gains	(8,210,776)	—
Total distributions to shareholders	(8,544,249)	—

TOTAL INCREASE IN NET ASSETS	60,515,161	4,606,907

NET ASSETS:
Beginning of period	88,016,632	83,409,725
End of period, including accumulated undistributed net
investment loss of $(702,040) and $(502,083), respectively	$148,531,793	$88,016,632

See Notes to the Financial Statements

ATAC INFLATION ROTATION FUND

Statement of Cash Flows

Six Months Ended
February 28, 2018
(Unaudited)
Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$2,720,153

Adjustments to reconcile net increase in net assets from
operations to net cash used for operating activities:
Purchases of investments	(1,324,827,794)
Proceeds from sales of investments	1,293,545,111
Purchases and sales of short-term investments, net	(28,979,385)
Changes in operating assets and liabilities:
Increase in interest receivable	(9,267)
Increase in prepaid expenses	(5,031)
Increase in payable to investment adviser	65,222
Decrease in accrued interest expense	(785)
Increase in other expenses	10,773
Net change in unrealized depreciation of investments	2,089,858
Net realized gain	(4,676,495)
Net cash used for operating activities	(60,067,640)

Cash flows provided by (used for) financing activities:
Proceeds from shares sold(a)	76,473,950
Cost of shares redeemed(b)	(15,846,272)
Loan borrowings	(78,822,000)
Loan repayments	78,822,000
Distributions paid to shareholders, net of reinvestments	(560,038)
Net cash provided by financing activities	60,067,640
Net change in cash	—

Cash:
Beginning of period	—
End of period	$—
Supplemental disclosure of cash flow and non-cash information:
Interest paid	$366,407

(a)	Includes an increase in receivable for capital shares sold of $178,530.
(b)	Includes a increase in payable for capital shares redeemed of $2,094,102.

See Notes to the Financial Statements

ATAC INFLATION ROTATION FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

	Six Months Ended					For the Period
	February 28,	Year Ended	Year Ended	Year Ended	Year Ended	Inception(1)
	2018	August 31,	August 31,	August 31,	August 31,	Through
	(Unaudited)	2017	2016	2015	2014	August 31, 2013
PER SHARE DATA(2):
Net asset value, beginning of period	$31.45	$26.94	$26.46	$27.43	$28.33	$25.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.04	(0.23)	(0.21)	0.05	0.33	(0.28)
Net realized and unrealized
gains (losses) on investments(4)	2.46	4.74	0.69	(0.94)	0.48	3.78
Total from investment operations	2.50	4.51	0.48	(0.89)	0.81	3.50

LESS DISTRIBUTIONS:
From net investment income	(0.09)	—	—	(0.09)	(0.35)	(0.22)
From net realized gains	(2.53)	—	—	—	(1.37)	—
Total distributions	(2.62)	—	—	(0.09)	(1.72)	(0.22)
Paid in capital from redemption fees	—	— (5)	— (5)	0.01	0.01	0.05

Net asset value, end of period	$31.33	$31.45	$26.94	$26.46	$27.43	$28.33

TOTAL RETURN(6)	8.02%	16.74%	1.81%	-3.17%	3.05%	14.28%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$148.5	$88.0	$83.4	$84.0	$102.8	$129.6

Ratio of expenses to average net assets(7)(8):
Before expense waiver	2.37%	2.31%	2.09%	2.12%	1.89%	1.93%
After expense waiver	2.37%	2.25%	2.02%	2.04%	1.86%	1.75%

Ratio of expenses excluding interest
expenses to average net assets(7)(8):
Before expense waiver	1.74%	1.80%	1.81%	1.82%	1.77%	1.93%
After expense waiver	1.74%	1.74%	1.74%	1.74%	1.74%	1.75%

Ratio of net investment income (loss)
to average net assets(7)(8):
Before expense waiver	0.23%	(0.86)%	(0.88)%	0.12%	1.17%	(1.18)%
After expense waiver	0.23%	(0.80)%	(0.81)%	0.20%	1.20%	(1.00)%

Portfolio turnover rate(6)	966%	2,270%	2,311%	1,876%	2,431%	1,436%

(1)	Inception date of the Fund was September 10, 2012.
(2)	Per share data calculated using the average shares outstanding method.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)
Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(5)	Amount rounds to less than $0.01.
(6)	Not annualized for periods less than one year.
(7)	Does not include expenses of investment companies in which the Fund invests.
(8)	Annualized for periods less than one year.

See Notes to the Financial Statements

ATAC INFLATION ROTATION FUND

Notes to the Financial Statements (Unaudited)
February 28, 2018

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The ATAC Inflation Rotation Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve absolute positive returns over time.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The Fund commenced operations on September 10, 2012.  The Fund currently offers one share class, the Investor Class.  Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended February 28, 2018, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended February 28, 2018, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended August 31, 2014.

Security Transactions, Income, and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes substantially all net investment income and net realized capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income and expense or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

ATAC INFLATION ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2018

Allocation of Expenses – Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange-Traded Funds – Exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

ATAC INFLATION ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2018

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of February 28, 2018:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$120,998,608	$—	$—	$120,998,608
Short-Term Investment	29,585,489	—	—	29,585,489
Total Investments	$150,584,097	$—	$—	$150,584,097

Transfers between Levels are recognized at the end of the reporting period.  During the period ended February 28, 2018, the Fund recognized no transfers between any Levels.  The Fund did not invest in any Level 3 investments during the period.  Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Pension Partners, LLC (“the Adviser”) to furnish investment advisory services to the Fund.  For its services, the Fund pays the Adviser a monthly management fee of 1.25% of the Fund’s average daily net assets up to $500 million, 1.15% of the Fund’s average daily net assets on the next $250 million, 1.05% of the Fund’s average daily net assets on the next $250 million, and 0.95% of the Fund’s average daily net assets in excess of $1 billion.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding leverage, interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) based upon the average daily net assets of the Fund not exceeding an annual rate of 1.74%.

Fees waived by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver occurred.  The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser.  Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
March 2018 – August 2018	$23,507
September 2018 – August 2019	59,221
September 2019 – August 2020	50,555
September 2020 – February 2021	1,804

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by

ATAC INFLATION ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2018

the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended February 28, 2018 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

5.  DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  For the period ended February 28, 2018, the Fund incurred $144,835 for expenses pursuant to the Plan.

6.  CAPITAL SHARE TRANSACTIONS

	Six Months Ended	Year Ended
	February 28, 2018	August 31, 2017
Transactions in shares of the Fund were as follows:
Shares sold	2,233,845	885,587
Shares issued to holders in reinvestment of distributions	256,210	—
Shares redeemed	(547,370)	(1,183,100)
Net increase (decrease) in shares outstanding	1,942,685	(297,513)

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended February 28, 2018, were as follows:

U.S. Government Securities		Other
Purchases	Sales	Purchases	Sales
$—	$—	$1,324,827,794	$1,293,545,111

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at August 31, 2017, were as follows:

Aggregate	Aggregate		Federal
Gross	Gross	Net	Income
Appreciation	Depreciation	Appreciation	Tax Cost
$1,806,730	$—	$1,806,730	$85,928,662

At August 31, 2017, components of accumulated earnings on a tax-basis were as follows:

Undistributed	Other		Total
Ordinary	Accumulated	Unrealized	Accumulated
Income	Losses	Appreciation	Gains
$—	$(502,083)	$1,806,730	$1,304,647

ATAC INFLATION ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2018

As of August 31, 2017, the Fund had no short-term capital loss carryovers. During the year ended August 31, 2017, the Fund utilized $7,529,944 in short-term capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.  The Fund deferred no short-term post-October losses. The Fund deferred, on a tax basis, late year ordinary losses of $502,083.

The tax character of distributions paid for the period ended February 28, 2018, were as follows:

Ordinary Income*	Long-Term Capital Gains	Total
$8,544,249	$—	$8,544,249

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund did not pay a distribution during the year ended August 31, 2017.

9.  LINE OF CREDIT

The Fund established an unsecured line of credit (“LOC”) in the amount of $7,000,000 or 33.33% of the fair value of the Fund’s investments, whichever is less. The LOC matures, unless renewed on July 26, 2018. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions. The LOC is with the Custodian. Interest is charged at the prime rate which was 4.50% as of February 28, 2018. The interest rate during the period was between 4.25% and 4.50%. The weighted average interest rate paid on outstanding borrowings was 4.28%. The Fund has authorized U.S. Bank N.A. to charge any of the Fund’s accounts for any missed payments.

The Fund also has a LOC with BNP Paribas for investment purposes. The loan is limited to one-third of the total assets (including the amount borrowed) of the Fund. The BNP Paribas LOC does not have an expiration date. Borrowings under this LOC bear interest at the 3-Month LIBOR rate plus 150 basis points, which was 3.52% as of February 28, 2018. The interest rate during the period was between 2.81% and 3.52%. The weighted average interest rate paid on outstanding borrowings was 3.06%.  Collateral for all borrowing with this LOC is held with the Custodian and is part of the Fund’s holdings.

For the period ended February 28, 2018, the Fund’s credit facility activity was as follows:

Credit	Average	Amount Outstanding as	Interest	Maximum
Facility Agent	Borrowings	of February 28, 2018	Expense	Borrowing
U.S. Bank N.A.	$16,022	$—	$344	$673,000
BNP Paribas	23,776,990	—	366,101	47,609,875

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2018, Charles Schwab & Co., Inc. held 32.4% of the Fund.

ATAC INFLATION ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2018

11.  REDEMPTION FEES

Effective March 6, 2017, the Board of Trustees of Managed Portfolio Series approved the elimination of the 2.00% redemption fee on shares of the Fund that are redeemed within 90 days of purchase.

12.  SUBSEQUENT EVENT

Effective March 26, 2018, the Fund began offering a second class of shares, the Institutional Class. The Institutional Class is not subject to any distribution or service fees. The Institutional Class has identical rights and privileges with respect to voting on matters affecting a single share class.

Management has performed an evaluation of subsequent events through the date of financial statements were issued and has determined that no additional items require recognition or disclosure.

ATAC INFLATION ROTATION FUND

Approval of Investment Advisory Agreement (Unaudited)
Pension Partners, LLC

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 20-21, 2018, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Pension Partners, LLC (“Pension Partners” or the “Adviser”) regarding the ATAC Inflation Rotation Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 9, 2018, the Trustees received and considered information from Pension Partners and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by Pension Partners with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by Pension Partners; (3) the costs of the services provided by Pension Partners and the profits realized by Pension Partners from services rendered to the Fund;  (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Pension Partners resulting from its relationship with the Fund.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year, including at an in-person presentation by representatives of Pension Partners, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Pension Partners set forth in the Investment Advisory Agreement, as it relates to the Fund, continue to be fair and reasonable in light of the services that Pension Partners performs, investment advisory fees that the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that Pension Partners provides under the Investment Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining for the Fund the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Pension Partners effects on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with the Trust’s policies and procedures and with applicable securities laws.  The Trustees also considered the substantial investment management experience of the Fund’s portfolio managers, and further noted one portfolio manager had co-authored several white papers with respect to the theories and

ATAC INFLATION ROTATION FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued
Pension Partners, LLC

strategies underlying Pension Partners’ management of the Fund’s assets.  The Trustees concluded that Pension Partners has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Investment Advisory Agreement and that the nature, extent and quality of such services are satisfactory.

Fund Historical Performance and the Overall Performance of Pension Partners. In assessing the quality of the portfolio management delivered by Pension Partners, the Trustees reviewed the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to one or more appropriate securities benchmark indices, the Fund’s respective peer funds according to Morningstar classifications, and as compared to performance of a composite of separate accounts that Pension Partners manages utilizing a similar investment strategy (the “Composite”).  The Trustees noted that the Fund had outperformed its Morningstar peer group average over the year-to-date, one-year, three-year and five-year periods ended October, 31, 2017.  The Trustees further noted that the Fund’s performance ranked in the first, first, first, and twenty-second percentiles, respectively, over those periods. The Trustees also noted the Fund had outperformed its primary and secondary benchmarks over the same periods. In addition, the Trustees observed that the Fund’s performance had been consistent with, but trailed the Composite.  In making this observation, the Trustees considered that the difference in the Fund’s performance relative to the Composite could be attributed to the greater use of leverage in the accounts that comprise the Composite.

Cost of Advisory Services and Profitability.  The Trustees considered the annual advisory fee that the Fund pays to Pension Partners under the Investment Advisory Agreement, as well as Pension Partners’ profitability from services that it rendered to the Fund during the 12-month period ended September 30, 2017.  The Trustees also considered the effect of an expense limitation agreement on Pension Partners’ compensation and that Pension Partners has contractually agreed to reduce its advisory fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus.  The Trustees noted that the relationship with the Fund had been profitable for Pension Partners over the 12-month period ended September 30, 2017.  The Trustees then considered that the management fees that Pension Partners charges to separately managed fee-paying accounts with similar investment strategies to that of the Fund are generally lower than the advisory fee for the Fund. The Trustees also took into account that Pension Partners has additional responsibilities with respect to the Fund, including additional compliance obligations, managing daily liquidity, and the preparation of Board and shareholder materials.  The Trustees concluded that Pension Partners’ service relationship with the Fund yields a reasonable profit to Pension Partners.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of the contractual expenses borne by the Fund and those of funds in the same Morningstar peer group.  The Trustees noted that he Fund’s advisory fee was significantly higher than the peer group median and average.  The Trustees also considered the total expenses of the Fund (after waivers and expense reimbursements), noting they were significantly higher than the peer group median and average. The Trustees also considered the average net assets of the funds comprising the Morningstar peer group were significantly higher than the assets of the Fund. The Trustees noted that when limiting the benchmark category to funds with similar asset sizes, the total expenses of the Fund were closer to the peer group median and average. The Trustees further considered the Fund’s unique investment strategy and the resources provided by Pension Partners’ in implementing the Fund’s strategies.  While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Pension Partners’ advisory fee with respect to the Fund continues to be reasonable.

ATAC INFLATION ROTATION FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued
Pension Partners, LLC

Economies of Scale.  The Trustees considered whether the Fund may benefit from any economies of scale, noting that the Investment Advisory Agreement includes breakpoints in the investment advisory fee schedule for the Fund at $500 million, $750 million, and $1 billion in assets under management.  The Trustees considered that the breakpoint structure of the Fund’s investment advisory fee had the potential to share such economies with Fund shareholders as the Fund grows.

Other Benefits.  The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the Fund. The Trustees considered that Pension Partners does not utilize soft dollar arrangements with respect to portfolio transactions and does not use affiliated brokers to execute the Fund’s portfolio transactions.  The Trustees considered that Pension Partners may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Pension Partners does not receive additional material benefits from its relationships with the Fund.

ATAC INFLATION ROTATION FUND

Additional Information (Unaudited)
February 28, 2018

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-282-2386.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-282-2386.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-282-2386, or (2) on the SEC’s website at www.sec.gov.

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Pension Partners, LLC
453 West 17th St., Suite 2SW
New York, NY 10011

DISTRIBUTOR
Quasar Distributors, LLC
777 E. Wisconsin Avenue
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 N. Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-855-282-2386.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)* /s/ James R. Arnold
  James R. Arnold, President

Date    May 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
  James R. Arnold, President

Date    May 4, 2018

By (Signature and Title)* /s/ Brian R. Wiedmeyer
  Brian R. Wiedmeyer, Treasurer

Date    May 4, 2018

* Print the name and title of each signing officer under his or her signature.